Contents of Significant Accounts - Summary of Income Recognized in Profit or Loss from Equity Instruments Designated as Fair Value Through Other Comprehensive Income (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Dividend Income [Abstract]
Held at end of period	$ 286,795	$ 365,052
Total	$ 286,795	$ 365,052